Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties

NOTE 9: TRANSACTIONS WITH RELATED PARTIES

Vessel Operating Expenses (management fees):Prior to the Transaction and pursuant to a management agreement dated August 29, 2019 (the “Management Agreement”) with Navios Shipmanagement Inc., a subsidiary of N Shipmanagement Acquisition Corp. (together with its subsidiaries, “NSM” or the “Manager”), the Manager provided commercial and technical management services to Navios Holdings’ vessels. The term of this agreement was for an initial period of five years with an automatic extension period of five years thereafter unless a notice for termination is received by either party. The ship management services fees provided by the Manager was a fixed rate of $3.7 per day per owned/bareboat-in vessel until August 2021, $3.8 per day per owned/bareboat-in vessel until August 2022 and $3.9 per day until the closing of the Transaction on September 8, 2022. The fee for the ship management services provided by the Manager was a daily fee of $0.03 per day per charter-in vessel. Drydocking expenses under this agreement were reimbursed by Navios Holdings at cost. The agreement also provided for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Management Agreement is terminated on or before August 29, 2024. Total management fees for vessel operating expenses for the three-month periods ended June 30, 2023 and 2022 were $0 and $8,697, respectively and are presented under the caption “Net income from discontinued operations” in the interim condensed consolidated statements of comprehensive income. Total management fees for vessel operating expenses for the six-month periods ended June 30, 2023 and 2022 were $0 and $17,297, respectively and are presented under the caption “Net income from discontinued operations” in the interim condensed consolidated statements of comprehensive income. During the three- and six-month periods ended June 30, 2022, certain fees and costs related to COVID-19 measures, including crew related expenses, were $550 and $1,656, respectively, and are presented under the caption “Net income from discontinued operations” in the interim condensed consolidated statements of comprehensive income.

General and administrative expenses: Pursuant to an administrative services agreement with the Manager dated August 29, 2019 (the “Administrative Services Agreement”), NSM provides administrative services to Navios Holdings. NSM is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Administrative Services Agreement is terminated on or before August 29, 2024, upon the occurrence of certain events.

Total general and administrative expenses attributable to this agreement for the three-month periods ended June 30, 2023 and 2022 were $135 and $1,932, respectively, and are presented under the caption “General and administrative expenses” in the interim condensed consolidated statements of comprehensive income. The total general and administrative expenses attributable to this agreement for the three-month periods ended June 30, 2023 and 2022, which have been allocated to discontinued operations, were $0 and $1,797, respectively, and are presented under the caption “Net income from discontinued operations” in the interim condensed consolidated statements of comprehensive income.

Total general and administrative expenses attributable to this agreement for the six-month periods ended June 30, 2023 and 2022 were $270 and $3,843, respectively, and are presented under the caption “General and administrative expenses” in the interim condensed consolidated statements of comprehensive income. The total general and administrative expenses attributable to this agreement for the six-month periods ended June 30, 2023 and 2022, which have been allocated to discontinued operations, were $0 and $3,573, respectively, and are presented under the caption “Net income from discontinued operations” in the interim condensed consolidated statements of comprehensive income.

Pursuant to an administrative services agreement with the Manager dated August 29, 2019, NSM provides administrative services to Navios Logistics. Total general and administrative fees for the three-month periods ended June 30, 2023 and 2022 were $728 and $286, respectively, and are presented under the caption “General and administrative expenses” in the interim condensed consolidated statements of comprehensive income. Total general and administrative fees for the six-month periods ended June 30, 2023 and 2022 were $1,455 and $572, respectively, and are presented under the caption “General and administrative expenses” in the interim condensed consolidated statements of comprehensive income.

Balance due to affiliate companies: Balances due to NSM as of June 30, 2023 were $2,304 and $1,642 as of December 31, 2022.

As of June 30, 2023, the balance consisted mainly of payments to the Manager in accordance with the Administrative Services Agreement.

Midstream General Partner Option Agreement: Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2023, Navios Holdings had not exercised any part of that option.

NSM Loan I: In December 2021, Navios Holdings entered into an amended and restated loan agreement to the existing NSM Loan dated August 29, 2019, whereby a wholly-owned subsidiary of NSM made available to the Company a secured term loan of up to $127,632 (the “NSM Loan I”), in two tranches: (i) the first tranche of $48,573 represented borrowings already made available and (ii) the second tranche of $79,059 represented new borrowings made available in exchange of the release by NSM of certain existing collateral. The NSM Loan I was repayable in quarterly installments of $5,000 with the first installment falling due in the third quarter of 2023. The NSM Loan I had a four-year term and bore interest at a rate of (i) 18% per annum until the 2022 Senior Secured Notes were repaid and 16.5% per annum thereafter when paid in the form of Convertible Debenture for the first 18 months (“PIK Interest”) and (ii) 13.5% per annum when paid in the form of cash. The NSM Loan I would be paid in PIK Interest for the first 18 months, due also in optional prepayment during that period and thereafter in either cash or PIK Interest at the election of the Borrower. As of June 30, 2023, an amount of $14,853 accrued PIK interest at 18% is included under the caption “Convertible debenture payable to affiliate companies” in the interim condensed consolidated statement of financial position. four years

In the third quarter of 2022, the outstanding balance under NSM Loan I was fully repaid using cash received from the Transaction. Such repayment was mandatory as per the terms of the loan agreement.

NSM Loan II: In December 2021, Navios Holdings entered into an amended and restated loan agreement to the existing $115.0 million NSM Loan dated June 29, 2021 whereby a wholly-owned subsidiary of NSM made available to the Company a secured term loan of up to $135,000 (the “NSM Loan II”) in two tranches (i) the first tranche of $64,059 represented outstanding borrowings already made available and (ii) the second tranche of $70,941 represented new borrowings to be made available, in exchange of the release by NSM of certain existing collateral. The NSM Loan II was repayable in quarterly installments of $5,000 with the first installment falling due in the third quarter of 2023. The NSM Loan II had a four-year term and bore interest at a rate of (i) 18% per annum until the 2022 Senior Secured Notes were repaid and 16.5% per annum thereafter, when paid in PIK Interest and (ii) 13.5% per annum when paid in the form of cash. The NSM Loan II would be paid in PIK Interest for the first 18 months, due also in optional prepayment during that period and thereafter in either cash or PIK Interest at the election of the Borrower. As of June 30, 2023, an amount of $15,759 accrued PIK interest at 18% is included under the caption “Convertible debenture payable to affiliate companies” in the interim condensed consolidated statement of financial position. four years

In the third quarter of 2022, the outstanding balance under NSM Loan II was fully repaid using cash received from the Transaction. Such repayment was mandatory as per the terms of the loan agreement.

Upon completion of the refinancing in January 2022, NSM received an upfront fee in respect of the NSM Loan I and the NSM Loan II of $24,000 in the form of a Convertible Debenture and is included in the interim condensed consolidated statement of comprehensive income under the caption “Non-operating other finance cost”. The agreements also provide for prepayment premiums ranging from 5%-10% during the first 36 months of the term which is payable in the form of Convertible Debenture, described below.

Convertible Debenture: In December 2021, Navios Holdings entered into the Convertible Debenture with NSM, covering an upfront fee of $24.0 million, accrued interest on the NSM Loans, and prepayment fees. The lender has the option to convert any portion of the outstanding balance under the Convertible Debenture into shares of common stock of Navios Holdings pursuant to an agreed-upon mechanism. The Convertible Debenture has a term of five years and bears interest at the rate of 4% PIK, payable at maturity, if not earlier converted into shares of our common stock. As of June 30, 2023, the total outstanding balance of the Convertible Debenture was $121,202. The Convertible Debenture is presented under the caption “Convertible debenture payable to affiliate companies” in the interim condensed consolidated statement of financial position

Navios Logistics’ Shareholders Agreement: On November 19, 2019, Navios Holdings entered into a shareholder agreement with Peers Business Inc. granting certain protections to minority shareholders in certain events.

Promissory note: On July 30, 2021, Navios Logistics issued a $20,000 promissory note to Grimaud. On July 30, 2021, Grimaud entered into an assignment agreement with Peers Business Inc. (“Peers”), whereby the promissory note was assigned to Peers. During the six-month period ended June 30, 2023, the Company paid the remaining balance outstanding under the Promissory Note of $10,000 in full and there is noremaining outstanding balance as of June 30, 2023.

Navios Logistics has entered into an agreement with NSM with effect as of October 1, 2023, for the leasing of its global office spaces. The agreement has a term of five years with fees of $35.6 per month for the first year of the contract increasing thereafter 5% per annum for years two to four and 3% for year five. The Conflicts Committee of Navios Logistics has approved the transaction.